Share-based payments - estimated the fair value of the share options granted (Details)	Dec. 22, 2020 USD ($) $ / shares	Dec. 15, 2020 USD ($) $ / shares	Nov. 16, 2020 USD ($) $ / shares	Aug. 17, 2020 USD ($) $ / shares	Jun. 08, 2020 USD ($) $ / shares	May 20, 2020 USD ($) $ / shares	Mar. 12, 2020 USD ($) $ / shares	Nov. 18, 2019 $ / shares	May 16, 2019 $ / shares	May 15, 2019 $ / shares	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share-based payments
Share price on date of issuance	$ 22.90	$ 18.24	$ 19.23	$ 15.02	$ 12.61	$ 12.55	$ 10.96	$ 8.50	$ 6.85	$ 6.72
Expected volatility	85.00%	85.00%	85.00%	83.00%	84.00%	84.00%	82.00%	82.00%	82.00%	82.00%
Expected life of share options (in years)								6	6	6
Risk-free interest rate	0.48%	0.45%	0.46%	0.48%	0.58%	0.46%	0.60%	1.40%	1.59%	1.59%
Number of share options issued	11,500	10,000	84,900	2,900	80,000	481,405	16,550	82,200	484,940	13,300	1,522,362	1,522,362	1,109,943	624,478